(23) EQUITY (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Line Items [Line Items]
Current assets	R$ 9,581,212	R$ 11,379,187
Cash and cash equivalents	3,249,642	6,164,997	R$ 5,682,802	R$ 4,357,455
Noncurrent assets	31,701,701	30,791,805
Current liabilities	11,378,688	9,018,492
Noncurrent liabilities	18,717,881	22,779,832
Equity	11,186,344	10,372,668	10,130,140	9,397,329
Attributable to owners of the Company	8,961,528	7,970,021
Net operating revenue	26,744,905	19,112,089	20,599,212
Depreciation and amortization	(1,529,052)	(1,291,166)	(1,279,903)
Attributable to owners of the Company	1,179,750	900,885	864,940
CERAN [Member]
Statement Line Items [Line Items]
Current assets	110,566	288,538
Cash and cash equivalents	37,043	238,241
Noncurrent assets	848,445	927,948
Current liabilities	198,624	121,646
Borrowings and debentures	105,844	60,162
Other financial liabilities	12,360	20,800
Noncurrent liabilities	514,583	341,356
Borrowings and debentures	422,166	254,732
Other financial liabilities	83,766	86,624
Equity	245,804	753,484
Attributable to owners of the Company	245,804	753,484
Attributable to noncontrolling interests	0	0	0	R$ 0
Net operating revenue	321,743	301,179	281,374
Operational costs and expenses	(103,671)	(67,242)	(71,033)
Depreciation and amortization	(45,212)	(48,082)	(45,986)
Interest income	30,489	28,232	17,532
Interest expense	(40,202)	(36,485)	(40,801)
Income tax expense	(54,099)	(55,596)	(38,381)
Profit (loss) for the year	108,427	110,345	74,256
Attributable to owners of the Company	108,427	110,345	74,256
CPFL Renovaveis [Member]
Statement Line Items [Line Items]
Current assets	1,623,645	1,398,797
Cash and cash equivalents	950,215	908,982
Noncurrent assets	11,232,357	11,066,086
Current liabilities	1,957,000	1,313,466
Borrowings and debentures	1,259,105	889,981
Other financial liabilities	7,258	85,523
Noncurrent liabilities	6,760,025	6,713,610
Borrowings and debentures	5,251,704	5,517,890
Other financial liabilities	0	633
Equity	4,138,977	4,437,807
Attributable to owners of the Company	4,032,448	4,324,589
Attributable to noncontrolling interests	106,529	113,218	0
Net operating revenue	1,959,084	1,646,589	1,499,356
Operational costs and expenses	(737,472)	(653,459)	(498,005)
Depreciation and amortization	(617,017)	(553,169)	(540,578)
Interest income	126,041	112,389	115,639
Interest expense	(648,571)	(591,626)	(551,407)
Income tax expense	(74,125)	(46,311)	(49,221)
Profit (loss) for the year	196,445	143,706	47,717
Attributable to owners of the Company	11,484	(151,900)	(54,447)
Attributable to noncontrolling interests	8,162	8,195	5,760
Paulista Lajeado [Member]
Statement Line Items [Line Items]
Current assets	48,037	39,429
Cash and cash equivalents	24,086	24,688
Noncurrent assets	120,677	122,991
Current liabilities	42,525	9,586
Borrowings and debentures	36,453	324
Other financial liabilities	264	1,056
Noncurrent liabilities	258	36,404
Borrowings and debentures	0	36,167
Other financial liabilities	0	0
Equity	125,931	116,431
Attributable to owners of the Company	125,931	116,431
Attributable to noncontrolling interests	0	0	0
Net operating revenue	38,278	30,820	31,225
Operational costs and expenses	(10,566)	(27,404)	(22,400)
Depreciation and amortization	(4)	(3)	(7)
Interest income	2,089	2,728	2,243
Interest expense	(4,050)	(1,383)	(1,206)
Income tax expense	(2,911)	(1,137)	(2,843)
Profit (loss) for the year	29,006	12,134	12,374
Attributable to owners of the Company	R$ 29,006	R$ 12,134	R$ 12,374